Intangible Assets - Summary Of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization
Net book value	¥ 148,844	$ 21,068	148,844	21,068	148,844
IPR&D [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 148,844	$ 21,068	¥ 148,844	$ 21,068	¥ 148,844